        REGISTRATION STATEMENT FILE NOS. 33-48926 AND 811-6718




                   SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [ X ]

                        Pre-Effective Amendment No.                 [   ]

                     Post-Effective Amendment No.  8                [ X ]

                                  and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [ X ]

                           Amendment No.  8                         [ X ]

                  (Check appropriate box or boxes)

              DREYFUS INVESTMENT GRADE BOND FUNDS, INC.
         (Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation
200 Park Avenue, New York, New York  10166
(Address of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number, including Area Code:  (212) 922-6020

                          Daniel C. Maclean, Esq.
                              200 Park Avenue
                         New York, New York  10166
                 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

__X__ immediately upon filing pursuant to paragraph (b)

_____ on ______________  pursuant to paragraph (b)

_____ 60 days after filing pursuant to paragraph (a) (i)

_____ on (date) pursuant to paragraph (a) (i)

_____ 75 days after filing pursuant to paragraph (a) (ii)

_____ on (date) pursuant to paragraph (a) (ii) of Rule 485

Registrant has registered an indefinite number of shares of its Common Stock under the Securities Act of 1933 pursuant to Sec. 24(f) of the Investment Company Act of 1940. Registrant's Rule 24f-2 Notice for the fiscal year ended July 31, 1995 was filed September 27, 1995.

              REGISTRATION STATEMENT FILE NOS. 33-48926 AND 811-6718

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549

For Registration under the Securities Act of 1933 of Securities of Open-End Management Investment Companies registered on Form N-1A.

A.     Exact name of Company specified in Charter:

       DREYFUS INVESTMENT GRADE BOND FUNDS, INC.

B.     Complete address of Company's principal executive offices:

       c/o The Dreyfus Corporation, 200 Park Avenue, New York, NY  10166

C.     Name and complete address of agent for service:

       Daniel C. Maclean, Esq.
       The Dreyfus Corporation
       200 Park Avenue
       New York, NY  10166

D. Title and amount of Securities being registered (number of shares or other units):

        6,589,464 Shares                                (See Note Below)

E. Proposed aggregate offering price to the public of the securities being registered:

       $290,000                        (Determined on the basis of the closing
                                      price on February 2, 1996; i.e. $12.10
                                      per share (See Note Below))

F. Amount of filing fee, computed at one twenty-ninth of one percent of the proposed maximum aggregate offering price to the public:

          $100                                       (See Note Below)

G.     Approximate date of proposed public offering:

       As soon as practicable after the effective date of this Registration Statement, and thereafter from day to day

NOTE:  Shares to be registered pursuant to Rule 24e-2

                                                                     Aggregate
                                                                Offering Price

       Total Shares Registered:         6,589,464 X $12.10 =      $79,732,514

       Less Adjustment for Shares
       Redeemed in excess of Shares
       Sold during Fiscal Year
       ended July 31, 1995:             6,565,497 X $12.10 =      $79,442,514
                                          23,967 X $12.10 =       $   290,000

       Fee at 1/29 of 1%                                          $       100

                       CONSENT OF STROOCK & STROOCK & LAVAN




    The Consent of Stroock & Stroock & Lavan, counsel to the Registrant, has been included in their Opinion filed as Exhibit 10 to this Amendment to the Registration Statement.

                                                                      Page 4
                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 14th day of February, 1996.

                           DREYFUS INVESTMENT GRADE BOND FUNDS, INC.

                            BY:   /s/ Marie E. Connolly*
                               MARIE E. CONNOLLY, PRESIDENT

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


        SIGNATURE                        TITLE

/s/ Marie E. Connolly*           President and Treasurer
Marie E. Connolly                (Principal Executive, Financial
                                   and Accounting Officer)

/s/ Joseph S. DiMartino*         Chairman of the Board
Joseph S. DiMartino

/s/ Lucy Wilson Benson*          Director
Lucy Wilson Benson

/s/ David W. Burke*              Director
David W. Burke

/s/ Martin D. Fife*              Director
Martin D. Fife

/s/ Whitney I. Gerard*           Director
Whitney I. Gerard

/s/ Robert R. Glauber*           Director
Robert R. Glauber

/s/ Arthur A. Hartman*           Director
Arthur A. Hartman

/s/ George L. Perry*             Director
George L. Perry

/s/ Paul Wolfowitz*              Director
Paul Wolfowitz



*BY: /s/ Eric B. Fischman
     Eric B. Fischman, Attorney-in-Fact